Note 23 - Subsequent Events (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 450
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Subsequent Event [Member] | The Term Loan [Member]
Repayments of Long-term Debt, Total	$ 407
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	0.20%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%